Fair Value Measurements (Fair Value and Cost of Non-Derivative Instruments) (Details) - Subsidiaries [Member] - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt	$ 574.2	$ 586.1
Carrying Value [Member]
Total Assets	6.8	7.1	$ 7.3
Carrying Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Cost	0.2	0.4	0.3
Carrying Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Cost	2.3	2.4	2.5
Carrying Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Cost	4.1	4.1	4.3
Carrying Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Cost	0.1	0.1	0.1
Carrying Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Cost	0.1	0.1	0.1
Carrying Value [Member] | Debt [Member]
Lines of Credit, Fair Value Disclosure	574.2	586.1
Long-term Debt		586.1	646.6
Fair Value [Member]
Total Master Trust Assets, Fair Value	8.4	8.1	9.1
Total Assets	8.4	8.1	9.1
Fair Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Fair Value	0.2	0.4	0.3
Fair Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Fair Value	3.9	3.5	4.2
Fair Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Fair Value	4.1	4.0	4.3
Fair Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.2
Fair Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.1
Fair Value [Member] | Debt [Member]
Long-term Debt, Fair Value	$ 631.0	$ 593.8	$ 658.4